SUPPLEMENTAL FINANCIAL INFORMATION (Details 3) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Research and Development Expense [Abstract]
Research and Development Expense	$ 91.9	$ 102.5	$ 96.0
Total software
Capitalized software costs
Software amortization expense from continuing operations	37.6	36.4	$ 35.3
Total software | Other assets
Capitalized software costs
Cost	398.2	445.7
Accumulated Amortization	(270.8)	(293.1)
Software, net	$ 127.4	$ 152.6